CONSOLIDATED INCOME STATEMENT - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021	[1]	Dec. 31, 2020	[1]
Statement1 [Line Items]
Total operating revenues		$ 3,755		$ 3,850		$ 3,482
Other operating income		1		0		0
Service costs		(448)		(448)		(431)
Cost of equipment and accessories		(28)		(36)		(23)
Selling, general and administrative expenses		(1,533)		(1,526)		(1,403)
Depreciation		(557)		(605)		(553)
Amortization		(221)		(194)		(177)
Impairment (loss) / reversal		107		(27)		(62)
(Loss) / gain on disposal of non-current assets		(1)		9		(10)
(Loss) / gain on disposal of subsidiaries		88		0		0
Operating (loss) / profit		1,163		1,023		823
Finance costs		(583)		(591)		(569)
Finance income		32		13		19
Other non-operating gain / (loss)		9		26		84
Net foreign exchange gain / (loss)		181		(7)	[2]	16	[2]
Profit / (loss) before tax		802		464	[2]	373	[2]
Income taxes		(69)		(344)		(279)
Profit / (loss) from continuing operations		733		120		94
Loss after tax from discontinued operations and disposals of discontinued operations		(742)		681		(410)
Profit / (loss) for the period		(9)	[3],[4]	801		(316)
Attributable to:
The owners of the parent (continuing operations)		656		75		102
The owners of the parent (discontinued operations)		(818)		599		(451)
Non-controlling interest		153		127		33
Profit / (loss) for the period		$ (9)	[3],[4]	$ 801		$ (316)
Basic and diluted gain / (loss) per share attributable to ordinary equity holders of the parent:
Diluted gain (loss) per share from continuing operations (in dollars per share)	[5]	$ 0.37		$ 0.04		$ 0.06
Basic gain (loss) from continuing operations per share (in dollars per share)	[5]	0.37		0.04		0.06
Diluted gain (loss) per share from discontinued operations (in dollars per share)	[5]	(0.46)		0.34		(0.26)
Basic gain (loss) from discontinued operations per share (in dollars per share)	[5]	(0.46)		0.34		(0.26)
Diluted gain (loss) per share	[5]	(0.09)		0.38		(0.20)
Basic gain (loss) per share	[5]	$ (0.09)		$ 0.38		$ (0.20)
Service revenues
Statement1 [Line Items]
Total operating revenues		$ 3,600		$ 3,690		$ 3,355
Sale of equipment and accessories
Statement1 [Line Items]
Total operating revenues		28		35		22
Other revenues
Statement1 [Line Items]
Total operating revenues		$ 127		$ 125		$ 105

[1]	*Prior year comparatives for the years ended December 31, 2021 and 2020 are adjusted following the classification of Russia as a discontinued operation (see Note 10).
[2]	* Prior year comparatives for the years ended December 31, 2021 and 2020 are adjusted following the classification of Russia as a discontinued operation (see note 10)
[3]	**Refer to Note 24 for further details with respect to the restatement.
[4]	*Refer to Note 24 for further details with respect to the restatement.
[5]	** In accordance with IAS 33, Earnings per Share, the shares vested on December 31, 2022 and subsequently issued after the reporting period date have been included in the Earnings per Share calculation (see Note 20